CNI CHARTER FUNDS

AHA Limited Maturity Fixed Income Fund

AHA Full Maturity Fixed Income Fund

AHA Balanced Fund

AHA Diversified Equity Fund

AHA Socially Responsible Equity Fund

Institutional Class Shares

Class A Shares

Supplement dated October 12, 2006 to Prospectuses dated October 1, 2005 as previously supplemented on December 30, 2005, May 30, 2006, August 17, 2006 and October 11, 2006

This supplements certain information contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Limited Maturity Fixed Income Fund on page 5 of the Class A Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.25%

Total Annual Fund Operating Expenses(3)	1.00%

(1) The “Management Fee” is an annual fee payable monthly out of the AHA Limited Maturity Fixed Income Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund’s Total Annual Fund Operating Expenses, are estimates based on the Fund’s expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Limited Maturity Fixed Income Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the “Reorganization Expenses”), which were paid in advance by the Fund’s investment manager, CCM Advisors, Inc. (“CCMA”). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund’s total expenses to exceed 1.25%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.43%, and Total Annual Fund Operating Expenses would be 1.18%. The Fund’s actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Limited Maturity Fixed Income Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Limited Maturity Fixed Income Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Limited Maturity Fixed Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Limited Maturity Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Limited Maturity Fixed Income Fund’s operating expenses remain at 1.25%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Full Maturity Fixed Income Fund on page 9 of the Class A Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.24%

Total Annual Fund Operating Expenses(3)	0.99%

(1) The “Management Fee” is an annual fee payable monthly out of the AHA Full Maturity Fixed Income Fund's net assets.

(2) Other Expenses for the Fund, and thus the Fund’s Total Annual Fund Operating Expenses, are estimates based on the Fund’s expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Full Maturity Fixed Income Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the “Reorganization Expenses”), which were paid in advance by the Fund’s investment manager, CCM Advisors, Inc. (“CCMA”). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund’s total expenses to exceed 1.25%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.35%, and Total Annual Fund Operating Expenses would be 1.10%. The Fund’s actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Full Maturity Fixed Income Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Full Maturity Fixed Income Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Full Maturity Fixed Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Full Maturity Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Full Maturity Fixed

Income Fund's operating expenses remain at 1.25%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Diversified Equity Fund on page 12 of the Class A Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.23%

Total Annual Fund Operating Expenses(3)	1.23%

(1)	The “Management Fee” is an annual fee payable monthly out of the AHA Diversified Equity Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund’s Total Annual Fund Operating Expenses, are estimates based on the Fund’s expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Diversified Equity Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the “Reorganization Expenses”), which were paid in advance by the Fund’s investment manager, CCM Advisors, Inc. (“CCMA”). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund’s total expenses to exceed 1.50%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.33%, and Total Annual Fund Operating Expenses would be 1.33%. The Fund’s actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Diversified Equity Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.50%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Diversified Equity Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Diversified Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Diversified Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Diversified Equity Fund’s operating expenses remain at 1.50%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$153	$474	$818	$1,791

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Socially Responsible Equity Fund on page 14 of the Class A Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.27%

Total Annual Fund Operating Expenses(3)	1.27%

(1) The “Management Fee” is an annual fee payable monthly out of the AHA Socially Responsible Equity Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund’s Total Annual Fund Operating Expenses, are estimates based on the Fund’s expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Socially Responsible Equity Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the “Reorganization Expenses”), which were paid in advance by the Fund’s investment manager, CCM Advisors, Inc. (“CCMA”). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund’s total expenses to exceed 1.50%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.35%, and Total Annual Fund Operating Expenses would be 1.35%. The Fund’s actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Socially Responsible Equity Fund for expenses to the extent necessary to keep Class A Total Annual Fund Operating Expenses for the current fiscal year at or below 1.50%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Socially Responsible Equity Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Socially Responsible Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Socially Responsible Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Socially Responsible Equity Fund's operating expenses remain at 1.50%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$153	$474	$818	$1,791

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Limited Maturity Fixed Income Fund on page 5 of the Institutional Class Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.50%
Other Expenses(2)	0.25%

Total Annual Fund Operating Expenses(3)	0.75%

(1) The “Management Fee” is an annual fee payable monthly out of the AHA Limited Maturity Fixed Income Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund’s Total Annual Fund Operating Expenses, are estimates based on the Fund’s expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Limited Maturity Fixed Income Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the “Reorganization Expenses”), which were paid in advance by the Fund’s investment manager, CCM Advisors, Inc. (“CCMA”). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund’s total expenses to exceed 1.00%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.43%, and Total Annual Fund Operating Expenses would be 0.93%. The Fund’s actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Limited Maturity Fixed Income Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Limited Maturity Fixed Income Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Limited Maturity Fixed Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Limited Maturity Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Limited Maturity Fixed Income Fund's operating expenses remain at 1.00%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Full Maturity Fixed Income Fund on page 9 of the Institutional Class Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.50%
Other Expenses(2)	0.24%

Total Annual Fund Operating Expenses(3)	0.74%

(1) The “Management Fee” is an annual fee payable monthly out of the AHA Full Maturity Fixed Income Fund's net assets.

(2) Other Expenses for the Fund, and thus the Fund’s Total Annual Fund Operating Expenses, are estimates based on the Fund’s expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Full Maturity Fixed Income Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the “Reorganization Expenses”), which were paid in advance by the Fund’s investment manager, CCM Advisors, Inc. (“CCMA”). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund’s total expenses to exceed 1.00%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.35%, and Total Annual Fund Operating Expenses would be 0.85%. The Fund’s actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Full Maturity Fixed Income Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Full Maturity Fixed Income Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Full Maturity Fixed Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Full Maturity Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Full Maturity Fixed Income Fund's operating expenses remain at 1.00%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Balanced Fund on page 13 of the Institutional Class Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.75%
Other Expenses(2)	0.24%

Total Annual Fund Operating Expenses(3)	0.99%

(1)	The “Management Fee” is an annual fee payable monthly out of the AHA Balanced Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund's Total Annual Fund Operating Expenses, are estimates based on the Fund's expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Balanced Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the "Reorganization Expenses"), which were paid in advance by the Fund's investment manager, CCM Advisors, Inc. ("CCMA"). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund's total expenses to exceed 1.00%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.35%, and Total Annual Fund Operating Expenses would be 1.10%. The Fund's actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Balanced Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Balanced Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Balanced Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Balanced Fund's operating expenses remain at 1.00%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Diversified Equity Fund on page 16 of the Institutional Class Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.75%
Other Expenses(2)	0.23%

Total Annual Fund Operating Expenses(3)	0.98%

(1)	The “Management Fee” is an annual fee payable monthly out of the AHA Diversified Equity Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund's Total Annual Fund Operating Expenses, are estimates based on the Fund's expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Diversified Equity Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the "Reorganization Expenses"), which were paid in advance by the Fund's investment manager, CCM Advisors, Inc. ("CCMA"). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund's total expenses to exceed 1.25%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.33%, and Total Annual Fund Operating Expenses would be 1.08%. The Fund's actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Diversified Equity Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Diversified Equity Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Diversified Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Diversified Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Diversified Equity Fund’s operating expenses remain at 1.25%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

The following paragraphs replace the “Annual Fund Operating Expenses” and “Example” with respect to the AHA Socially Responsible Equity Fund on page 18 of the Institutional Class Prospectus.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

Management Fee(1)	0.75%
Other Expenses(2)	0.27%

Total Annual Fund Operating Expenses(3)	1.02%

(1) The “Management Fee” is an annual fee payable monthly out of the AHA Socially Responsible Equity Fund’s net assets.

(2) Other Expenses for the Fund, and thus the Fund's Total Annual Fund Operating Expenses, are estimates based on the Fund's expenses for the year ended September 30, 2006, and exclude expenses incurred in connection with the reorganization of the Socially Responsible Equity Fund series of AHA Investment Funds, Inc. into the Fund, effective as of October 1, 2005 (the "Reorganization Expenses"), which were paid in advance by the Fund's investment manager, CCM Advisors, Inc. ("CCMA"). CCMA intends to seek reimbursement for the Reorganization Expenses commencing November 1, 2006, provided that such reimbursement does not cause the Fund's total expenses to exceed 1.25%, the expense limitation set forth in the following footnote. If the Reorganization Expenses were included in the above table, Other Expenses for the Fund would be 0.35%, and Total Annual Fund Operating Expenses would be 1.10%. The Fund's actual expenses may be higher or lower than shown herein.

(3) CCMA has contractually agreed to limit its fees or reimburse the AHA Socially Responsible Equity Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to CCMA within three years after they occur if such repayments can be achieved within the AHA Socially Responsible Equity Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

EXAMPLE

The Example is intended to help you compare the cost of investing in the AHA Socially Responsible Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the AHA Socially Responsible Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AHA Socially Responsible Equity Fund's operating expenses remain at 1.25%, the expense limitation set forth in footnote 3 to the above table. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.